Schedule of Investments (unaudited)
December 31, 2023
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.8%
Axon Enterprise, Inc.(a)	46,793	$ 12,088,036
Boeing Co. (The)(a)	165,506	43,140,794
BWX Technologies, Inc.	60,141	4,614,619
Curtiss-Wright Corp.	16,505	3,677,149
Hexcel Corp.	27,343	2,016,546
Howmet Aerospace, Inc.	150,578	8,149,281
TransDigm Group, Inc.	36,571	36,995,224
Woodward, Inc.	40,104	5,459,357
		116,141,006
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	35,696	4,540,531
GXO Logistics, Inc.(a)	49,735	3,041,793
		7,582,324
Automobile Components — 0.1%
Autoliv, Inc.	29,817	3,285,535
Fox Factory Holding Corp.(a)	10,697	721,834
Gentex Corp.	99,075	3,235,789
Visteon Corp.(a)	8,310	1,037,919
		8,281,077
Automobiles — 3.0%
Tesla, Inc.(a)(b)	1,829,605	454,620,250
Banks — 0.1%
Bank OZK	36,325	1,810,075
Commerce Bancshares, Inc.	32,313	1,725,837
Cullen/Frost Bankers, Inc.	17,850	1,936,547
East West Bancorp, Inc.	50,524	3,635,202
First Financial Bankshares, Inc.	34,104	1,033,351
Hancock Whitney Corp.	28,863	1,402,453
International Bancshares Corp.	15,225	827,022
Pinnacle Financial Partners, Inc.	20,887	1,821,764
		14,192,251
Beverages — 0.9%
Boston Beer Co., Inc. (The), Class A, NVS(a)	2,874	993,226
Celsius Holdings, Inc.(a)(b)	96,559	5,264,397
Coca-Cola Co. (The)	1,003,912	59,160,534
Coca-Cola Consolidated, Inc.	3,109	2,886,395
Monster Beverage Corp.(a)	294,187	16,948,113
PepsiCo, Inc.	327,437	55,611,900
		140,864,565
Biotechnology — 1.1%
AbbVie, Inc.	432,153	66,970,750
Arrowhead Pharmaceuticals, Inc.(a)(b)	71,156	2,177,374
Exelixis, Inc.(a)	206,025	4,942,540
Halozyme Therapeutics, Inc.(a)(b)	85,359	3,154,869
Neurocrine Biosciences, Inc.(a)	65,223	8,593,782
Regeneron Pharmaceuticals, Inc.(a)	42,494	37,322,055
United Therapeutics Corp.(a)	14,022	3,083,298
Vertex Pharmaceuticals, Inc.(a)	109,096	44,390,071
		170,634,739
Broadline Retail — 6.1%
Amazon.com, Inc.(a)	6,016,055	914,079,397
Etsy, Inc.(a)	34,968	2,834,156
Ollie’s Bargain Outlet Holdings, Inc.(a)	40,950	3,107,696
		920,021,249
Building Products — 0.8%
A O Smith Corp.	51,366	4,234,613
Advanced Drainage Systems, Inc.(b)	45,511	6,400,667
Security	Shares	Value
Building Products (continued)
Allegion PLC	22,150	$ 2,806,183
Builders FirstSource, Inc.(a)	81,851	13,664,206
Carlisle Cos., Inc.	32,192	10,057,747
Carrier Global Corp.	267,324	15,357,764
Fortune Brands Innovations, Inc.	33,487	2,549,700
Lennox International, Inc.	21,221	9,496,822
Masco Corp.	80,468	5,389,747
Owens Corning	58,978	8,742,309
Simpson Manufacturing Co., Inc.	28,109	5,565,020
Trane Technologies PLC	103,977	25,359,990
Trex Co., Inc.(a)(b)	72,079	5,967,420
UFP Industries, Inc.	40,649	5,103,482
		120,695,670
Capital Markets — 1.2%
Ameriprise Financial, Inc.	35,590	13,518,150
Blackstone, Inc., Class A, NVS	338,378	44,300,448
Carlyle Group, Inc. (The)	68,971	2,806,430
Cboe Global Markets, Inc.	44,851	8,008,595
CME Group, Inc., Class A	86,023	18,116,444
Evercore, Inc., Class A	15,886	2,717,300
FactSet Research Systems, Inc.	11,848	5,652,088
Houlihan Lokey, Inc., Class A	34,261	4,108,237
Interactive Brokers Group, Inc., Class A	41,919	3,475,085
Moody’s Corp.	48,715	19,026,130
Morningstar, Inc.	17,037	4,876,671
MSCI, Inc., Class A	29,913	16,920,288
S&P Global, Inc.	94,287	41,535,309
SEI Investments Co.	33,202	2,109,987
		187,171,162
Chemicals — 1.0%
Axalta Coating Systems Ltd.(a)	146,086	4,962,541
Cabot Corp.	24,579	2,052,346
Celanese Corp., Class A	66,470	10,327,444
CF Industries Holdings, Inc.	68,485	5,444,557
Ecolab, Inc.	85,910	17,040,248
Linde PLC	166,805	68,508,482
Livent Corp.(a)	72,473	1,303,065
NewMarket Corp.	4,593	2,506,997
Olin Corp.	33,361	1,799,826
RPM International, Inc.	46,174	5,154,404
Scotts Miracle-Gro Co. (The)	10,490	668,738
Sherwin-Williams Co. (The)	77,668	24,224,649
Westlake Corp.(b)	20,948	2,931,882
		146,925,179
Commercial Services & Supplies — 0.7%
Brink’s Co. (The)	29,893	2,629,089
Cintas Corp.	31,606	19,047,672
Clean Harbors, Inc.(a)	33,207	5,794,954
Copart, Inc.(a)	576,893	28,267,757
MSA Safety, Inc.	24,539	4,142,919
Republic Services, Inc.	77,378	12,760,406
Rollins, Inc.	80,131	3,499,321
Tetra Tech, Inc.	35,335	5,898,471
Waste Management, Inc.	114,349	20,479,906
		102,520,495
Communications Equipment — 0.4%
Arista Networks, Inc.(a)	166,635	39,244,209
Calix, Inc.(a)	19,075	833,387

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Ciena Corp.(a)	40,234	$ 1,810,932
Motorola Solutions, Inc.	63,889	20,003,007
		61,891,535
Construction & Engineering — 0.2%
AECOM	42,364	3,915,704
Comfort Systems U.S.A., Inc.	23,700	4,874,379
EMCOR Group, Inc.	31,384	6,761,055
Quanta Services, Inc.	66,536	14,358,469
		29,909,607
Construction Materials — 0.2%
Eagle Materials, Inc.	22,717	4,607,916
Knife River Corp.(a)	26,651	1,763,763
Martin Marietta Materials, Inc.	27,065	13,502,999
Vulcan Materials Co.	56,454	12,815,623
		32,690,301
Consumer Finance — 0.4%
American Express Co.	266,606	49,945,968
Discover Financial Services	89,624	10,073,738
FirstCash Holdings, Inc.	24,723	2,679,726
SLM Corp.	60,079	1,148,710
		63,848,142
Consumer Staples Distribution & Retail — 0.6%
Casey’s General Stores, Inc.	24,547	6,744,043
Costco Wholesale Corp.	123,019	81,202,382
Sprouts Farmers Market, Inc.(a)(b)	27,649	1,330,193
		89,276,618
Containers & Packaging — 0.0%
AptarGroup, Inc.	25,762	3,184,699
Crown Holdings, Inc.	37,635	3,465,807
		6,650,506
Distributors — 0.0%
Pool Corp.	14,632	5,833,925
Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.(a)	18,965	2,504,138
H&R Block, Inc.	95,529	4,620,738
Service Corp. International	50,004	3,422,774
		10,547,650
Diversified Telecommunication Services — 0.0%
Iridium Communications, Inc.	41,096	1,691,511
Electric Utilities — 0.1%
Constellation Energy Corp.	95,392	11,150,371
IDACORP, Inc.	13,114	1,289,368
		12,439,739
Electrical Equipment — 0.5%
Acuity Brands, Inc.	10,662	2,183,897
AMETEK, Inc.	73,544	12,126,670
Eaton Corp. PLC	163,694	39,420,789
EnerSys	11,530	1,164,069
Generac Holdings, Inc.(a)	24,882	3,215,750
Hubbell, Inc.	16,383	5,388,860
nVent Electric PLC	110,118	6,506,873
Rockwell Automation, Inc.	36,543	11,345,871
		81,352,779
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	220,880	21,895,835
CDW Corp.	37,345	8,489,266
Cognex Corp.	50,262	2,097,936
IPG Photonics Corp.(a)	8,828	958,191
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Jabil, Inc.	45,860	$ 5,842,564
Littelfuse, Inc.	11,565	3,094,331
Novanta, Inc.(a)	13,791	2,322,542
TE Connectivity Ltd.	80,450	11,303,225
Vontier Corp.	102,446	3,539,509
		59,543,399
Energy Equipment & Services — 0.1%
ChampionX Corp.	86,628	2,530,404
Valaris Ltd.(a)	41,634	2,854,844
Weatherford International PLC(a)	47,251	4,622,565
		10,007,813
Entertainment — 1.1%
Electronic Arts, Inc.	71,486	9,780,000
Live Nation Entertainment, Inc.(a)	94,184	8,815,622
Netflix, Inc.(a)	289,551	140,976,591
Take-Two Interactive Software, Inc.(a)	52,485	8,447,461
TKO Group Holdings, Inc., Class A	17,126	1,397,139
		169,416,813
Financial Services — 2.7%
Equitable Holdings, Inc.	36,198	1,205,393
Euronet Worldwide, Inc.(a)	16,756	1,700,567
Fiserv, Inc.(a)	207,155	27,518,470
FleetCor Technologies, Inc.(a)	47,934	13,546,628
Mastercard, Inc., Class A	394,430	168,228,339
MGIC Investment Corp.	69,937	1,349,085
Visa, Inc., Class A	695,976	181,197,352
Voya Financial, Inc.	27,745	2,024,275
WEX, Inc.(a)	28,020	5,451,291
		402,221,400
Food Products — 0.3%
Hershey Co. (The)	37,801	7,047,618
Ingredion, Inc.	15,567	1,689,486
Lamb Weston Holdings, Inc.	63,487	6,862,310
Lancaster Colony Corp.	6,481	1,078,374
Mondelez International, Inc., Class A	377,156	27,317,409
		43,995,197
Ground Transportation — 1.3%
Avis Budget Group, Inc.	12,114	2,147,328
CSX Corp.	651,484	22,586,950
Landstar System, Inc.	16,233	3,143,520
Old Dominion Freight Line, Inc.	59,005	23,916,497
Saia, Inc.(a)	17,618	7,720,560
Uber Technologies, Inc.(a)	1,361,370	83,819,551
Union Pacific Corp.	181,457	44,569,468
XPO, Inc.(a)	36,190	3,169,882
		191,073,756
Health Care Equipment & Supplies — 1.5%
Align Technology, Inc.(a)	26,002	7,124,548
Boston Scientific Corp.(a)	531,854	30,746,480
Cooper Cos., Inc. (The)	13,811	5,226,635
Dexcom, Inc.(a)	155,226	19,261,994
Edwards Lifesciences Corp.(a)	148,955	11,357,819
Haemonetics Corp.(a)	20,207	1,727,900
IDEXX Laboratories, Inc.(a)(b)	30,894	17,147,715
Inari Medical, Inc.(a)(b)	19,370	1,257,500
Insulet Corp.(a)	17,609	3,820,801
Intuitive Surgical, Inc.(a)	153,716	51,857,630
Lantheus Holdings, Inc.(a)	45,358	2,812,196
LivaNova PLC(a)	13,243	685,193
Masimo Corp.(a)	18,278	2,142,364

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Penumbra, Inc.(a)(b)	25,621	$ 6,444,706
Shockwave Medical, Inc.(a)	24,289	4,628,512
STERIS PLC	36,730	8,075,090
Stryker Corp.	143,121	42,859,015
		217,176,098
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.(a)	61,202	4,759,068
Amedisys, Inc.(a)	9,093	864,381
Chemed Corp.	5,996	3,506,161
DaVita, Inc.(a)	19,669	2,060,524
Encompass Health Corp.	30,117	2,009,406
HCA Healthcare, Inc.	63,107	17,081,803
HealthEquity, Inc.(a)	28,984	1,921,639
Molina Healthcare, Inc.(a)	22,833	8,249,791
Option Care Health, Inc.(a)	64,652	2,178,126
Progyny, Inc.(a)	55,336	2,057,393
UnitedHealth Group, Inc.	232,518	122,413,751
		167,102,043
Health Care REITs — 0.0%
Omega Healthcare Investors, Inc.	66,668	2,044,041
Health Care Technology — 0.0%
Doximity, Inc., Class A(a)(b)	39,224	1,099,841
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	280,950	5,470,096
Park Hotels & Resorts, Inc.	139,366	2,132,300
		7,602,396
Hotels, Restaurants & Leisure — 3.0%
Airbnb, Inc., Class A(a)	143,272	19,505,050
Booking Holdings, Inc.(a)	23,081	81,873,385
Boyd Gaming Corp.	46,118	2,887,448
Caesars Entertainment, Inc.(a)	83,047	3,893,243
Carnival Corp.(a)	474,798	8,802,755
Chipotle Mexican Grill, Inc.(a)	18,143	41,492,315
Choice Hotels International, Inc.	8,103	918,070
Churchill Downs, Inc.	45,065	6,080,620
Darden Restaurants, Inc.	41,516	6,821,079
Domino’s Pizza, Inc.	9,255	3,815,189
Expedia Group, Inc.(a)	88,501	13,433,567
Hilton Grand Vacations, Inc.(a)	29,324	1,178,238
Hilton Worldwide Holdings, Inc.	169,378	30,842,040
Hyatt Hotels Corp., Class A	29,347	3,827,142
Las Vegas Sands Corp.	149,466	7,355,222
Light & Wonder, Inc., Class A(a)	59,775	4,908,125
Marriott International, Inc., Class A	163,082	36,776,622
McDonald’s Corp.	211,128	62,601,563
MGM Resorts International	123,343	5,510,965
Norwegian Cruise Line Holdings Ltd.(a)(b)	282,373	5,658,755
Planet Fitness, Inc., Class A(a)	56,718	4,140,414
Royal Caribbean Cruises Ltd.(a)	156,461	20,260,135
Starbucks Corp.	445,909	42,811,723
Texas Roadhouse, Inc.	44,019	5,380,442
Travel + Leisure Co.	33,656	1,315,613
Vail Resorts, Inc.	16,691	3,563,028
Wendy’s Co. (The)	59,887	1,166,599
Wingstop, Inc.	19,148	4,912,994
Wyndham Hotels & Resorts, Inc.	36,353	2,923,145
Wynn Resorts Ltd.	63,719	5,805,438
Yum! Brands, Inc.	85,592	11,183,451
		451,644,375
Security	Shares	Value
Household Durables — 0.7%
DR Horton, Inc.	199,020	$ 30,247,060
Garmin Ltd.	54,861	7,051,833
KB Home	25,413	1,587,296
Lennar Corp., Class A	92,974	13,856,845
NVR, Inc.(a)	2,095	14,665,943
PulteGroup, Inc.	143,108	14,771,608
Tempur Sealy International, Inc.	112,735	5,746,103
Toll Brothers, Inc.	71,345	7,333,552
TopBuild Corp.(a)	21,082	7,890,149
		103,150,389
Household Products — 0.8%
Church & Dwight Co., Inc.	75,223	7,113,087
Colgate-Palmolive Co.	213,139	16,989,310
Procter & Gamble Co. (The)	608,080	89,108,043
		113,210,440
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	223,073	8,592,772
Industrial Conglomerates — 0.3%
General Electric Co.	309,427	39,492,168
Industrial REITs — 0.1%
EastGroup Properties, Inc.	19,075	3,501,025
First Industrial Realty Trust, Inc.	41,567	2,189,334
Rexford Industrial Realty, Inc.	54,645	3,065,585
STAG Industrial, Inc.	60,261	2,365,847
		11,121,791
Insurance — 1.0%
Aon PLC, Class A	67,300	19,585,646
Arch Capital Group Ltd.(a)	247,692	18,396,085
Arthur J. Gallagher & Co.	73,075	16,433,106
Brown & Brown, Inc.	122,283	8,695,544
Erie Indemnity Co., Class A, NVS	9,594	3,213,222
Kinsale Capital Group, Inc.(b)	14,624	4,897,724
Marsh & McLennan Cos., Inc.	169,399	32,096,029
Primerica, Inc.	23,252	4,784,332
Progressive Corp. (The)	193,198	30,772,577
RenaissanceRe Holdings Ltd.	19,173	3,757,908
RLI Corp.	17,322	2,305,905
Selective Insurance Group, Inc.	22,126	2,201,094
		147,139,172
Interactive Media & Services — 10.2%
Alphabet, Inc., Class A(a)	3,915,017	546,888,725
Alphabet, Inc., Class C, NVS(a)	3,294,988	464,362,659
Meta Platforms, Inc., Class A(a)	1,468,372	519,744,953
ZoomInfo Technologies, Inc., Class A(a)	64,898	1,199,964
		1,532,196,301
IT Services — 0.9%
Accenture PLC, Class A	224,207	78,676,478
Akamai Technologies, Inc.(a)	47,045	5,567,776
EPAM Systems, Inc.(a)	15,311	4,552,573
Gartner, Inc.(a)	51,626	23,289,005
GoDaddy, Inc., Class A(a)	93,461	9,921,820
VeriSign, Inc.(a)	28,457	5,861,003
		127,868,655
Leisure Products — 0.0%
Brunswick Corp.	28,199	2,728,253
Mattel, Inc.(a)	103,166	1,947,774
YETI Holdings, Inc.(a)	36,900	1,910,682
		6,586,709

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services — 0.7%
Azenta, Inc.(a)	25,556	$ 1,664,718
Bruker Corp.	36,812	2,704,946
IQVIA Holdings, Inc.(a)	46,187	10,686,748
Medpace Holdings, Inc.(a)(b)	15,192	4,656,804
Mettler-Toledo International, Inc.(a)	5,472	6,637,317
Repligen Corp.(a)	34,057	6,123,448
Sotera Health Co.(a)	65,660	1,106,371
Thermo Fisher Scientific, Inc.	97,133	51,557,225
Waters Corp.(a)	14,520	4,780,420
West Pharmaceutical Services, Inc.	49,109	17,292,261
		107,210,258
Machinery — 1.9%
Caterpillar, Inc.	195,740	57,874,446
Chart Industries, Inc.(a)	27,878	3,800,608
Crane Co.	32,416	3,829,626
Deere & Co.	100,941	40,363,278
Donaldson Co., Inc.	45,663	2,984,077
Esab Corp.	37,603	3,257,172
Flowserve Corp.	39,200	1,615,824
Fortive Corp.	233,263	17,175,155
Graco, Inc.	112,035	9,720,157
Illinois Tool Works, Inc.	83,023	21,747,045
Ingersoll Rand, Inc.	206,890	16,000,872
ITT, Inc.	54,496	6,502,463
Lincoln Electric Holdings, Inc.	37,962	8,255,216
Middleby Corp. (The)(a)	18,122	2,667,015
Otis Worldwide Corp.	105,947	9,479,078
PACCAR, Inc.	251,886	24,596,668
Parker-Hannifin Corp.	66,186	30,491,890
Pentair PLC	76,810	5,584,855
RBC Bearings, Inc.(a)	19,065	5,431,428
Snap-on, Inc.	15,753	4,550,096
Terex Corp.	25,023	1,437,821
Timken Co. (The)	16,806	1,347,001
Toro Co. (The)	33,072	3,174,581
Watts Water Technologies, Inc., Class A	18,158	3,783,038
		285,669,410
Marine Transportation — 0.0%
Kirby Corp.(a)	16,483	1,293,586
Media — 0.1%
Charter Communications, Inc., Class A(a)	30,720	11,940,249
New York Times Co. (The), Class A	108,613	5,320,951
		17,261,200
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	475,893	20,258,765
MP Materials Corp., Class A(a)(b)	38,233	758,925
Nucor Corp.	102,808	17,892,704
Reliance Steel & Aluminum Co.	38,104	10,656,927
Royal Gold, Inc.	22,677	2,743,010
Steel Dynamics, Inc.	63,603	7,511,514
		59,821,845
Office REITs — 0.0%
COPT Defense Properties	29,131	746,628
Oil, Gas & Consumable Fuels — 1.9%
Antero Midstream Corp.	131,132	1,643,084
APA Corp.	203,992	7,319,233
Chord Energy Corp.	27,410	4,556,364
Civitas Resources, Inc.	55,748	3,812,048
CNX Resources Corp.(a)	104,633	2,092,660
ConocoPhillips	542,008	62,910,869
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Coterra Energy, Inc.	329,505	$ 8,408,968
Diamondback Energy, Inc.	118,794	18,422,574
DT Midstream, Inc.	40,519	2,220,441
EOG Resources, Inc.	254,236	30,749,844
Equitrans Midstream Corp.	116,137	1,182,275
Hess Corp.	182,463	26,303,866
Marathon Oil Corp.	205,869	4,973,795
Marathon Petroleum Corp.	137,632	20,419,083
Matador Resources Co.	74,363	4,228,280
Murphy Oil Corp.	41,895	1,787,241
ONEOK, Inc.	239,727	16,833,630
Ovintiv, Inc.	168,446	7,398,148
Permian Resources Corp., Class A	274,983	3,739,769
Pioneer Natural Resources Co.	77,432	17,412,908
Range Resources Corp.	159,112	4,843,369
Southwestern Energy Co.(a)	726,684	4,759,780
Targa Resources Corp.	146,519	12,728,106
Williams Cos., Inc. (The)	314,896	10,967,828
		279,714,163
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	27,697	1,961,779
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	239,173	9,621,930
Personal Care Products — 0.0%
BellRing Brands, Inc.(a)	46,239	2,563,028
Coty, Inc., Class A(a)	248,567	3,087,202
		5,650,230
Pharmaceuticals — 2.8%
Eli Lilly & Co.	527,525	307,504,873
Jazz Pharmaceuticals PLC(a)	17,548	2,158,404
Merck & Co., Inc.	670,550	73,103,361
Zoetis, Inc., Class A	166,846	32,930,395
		415,697,033
Professional Services — 0.6%
Automatic Data Processing, Inc.	105,840	24,657,545
Broadridge Financial Solutions, Inc.	44,499	9,155,669
CACI International, Inc., Class A(a)	5,474	1,772,810
Ceridian HCM Holding, Inc.(a)	56,948	3,822,350
Equifax, Inc.	31,894	7,887,067
ExlService Holdings, Inc.(a)	62,405	1,925,194
Exponent, Inc.	17,137	1,508,742
FTI Consulting, Inc.(a)	23,565	4,692,970
Insperity, Inc.	11,752	1,377,569
KBR, Inc.	41,212	2,283,557
Maximus, Inc.	29,446	2,469,342
Paychex, Inc.	85,366	10,167,944
Paycom Software, Inc.	14,002	2,894,494
Paylocity Holding Corp.(a)	28,218	4,651,737
Science Applications International Corp.	12,291	1,528,017
Verisk Analytics, Inc.	52,934	12,643,815
		93,438,822
Real Estate Management & Development — 0.1%
CoStar Group, Inc.(a)	116,540	10,184,431
Residential REITs — 0.0%
Equity LifeStyle Properties, Inc.	79,167	5,584,440
Retail REITs — 0.1%
Brixmor Property Group, Inc.	87,777	2,042,571

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
NNN REIT, Inc.	44,816	$ 1,931,570
Simon Property Group, Inc.	80,124	11,428,887
		15,403,028
Semiconductors & Semiconductor Equipment — 11.7%
Advanced Micro Devices, Inc.(a)	1,068,837	157,557,262
Allegro MicroSystems, Inc.(a)(b)	16,706	505,691
Analog Devices, Inc.	194,382	38,596,490
Applied Materials, Inc.	553,403	89,690,024
Broadcom, Inc.	290,383	324,140,024
Cirrus Logic, Inc.(a)	20,390	1,696,244
Enphase Energy, Inc.(a)(b)	33,544	4,432,504
KLA Corp.	89,922	52,271,659
Lam Research Corp.	87,182	68,286,173
Lattice Semiconductor Corp.(a)(b)	90,385	6,235,661
MACOM Technology Solutions Holdings, Inc.(a)	22,634	2,103,830
Microchip Technology, Inc.	211,890	19,108,240
MKS Instruments, Inc.	20,444	2,103,074
Monolithic Power Systems, Inc.	31,800	20,058,804
NVIDIA Corp.	1,634,011	809,194,927
NXP Semiconductors NV	127,667	29,322,556
ON Semiconductor Corp.(a)	125,793	10,507,489
Onto Innovation, Inc.(a)	31,994	4,891,883
Power Integrations, Inc.	18,881	1,550,319
QUALCOMM, Inc.	382,876	55,375,356
Rambus, Inc.(a)	71,364	4,870,593
Silicon Laboratories, Inc.(a)(b)	21,085	2,788,913
Synaptics, Inc.(a)	10,675	1,217,804
Texas Instruments, Inc.	222,145	37,866,837
Universal Display Corp.	28,918	5,530,857
Wolfspeed, Inc.(a)	37,113	1,614,787
		1,751,518,001
Software — 18.9%
Adobe, Inc.(a)	301,207	179,700,096
ANSYS, Inc.(a)	32,826	11,911,899
Aspen Technology, Inc.(a)	9,296	2,046,514
Autodesk, Inc.(a)	73,790	17,966,389
Blackbaud, Inc.(a)	17,725	1,536,758
Cadence Design Systems, Inc.(a)	179,974	49,019,518
CommVault Systems, Inc.(a)	17,439	1,392,504
Dolby Laboratories, Inc., Class A	22,536	1,942,153
Dropbox, Inc., Class A(a)(b)	168,903	4,979,260
Dynatrace, Inc.(a)	158,287	8,656,716
Fair Isaac Corp.(a)	16,300	18,973,363
Fortinet, Inc.(a)	421,640	24,678,589
Intuit, Inc.	185,399	115,879,937
Manhattan Associates, Inc.(a)	40,859	8,797,760
Microsoft Corp.	4,916,771	1,848,902,567
Oracle Corp.	1,051,088	110,816,208
Palo Alto Networks, Inc.(a)(b)	205,613	60,631,162
PTC, Inc.(a)	47,314	8,278,057
Qualys, Inc.(a)	24,052	4,720,927
Roper Technologies, Inc.	30,499	16,627,140
Salesforce, Inc.(a)	643,690	169,380,587
ServiceNow, Inc.(a)	135,615	95,810,641
Synopsys, Inc.(a)	100,611	51,805,610
Teradata Corp.(a)	64,926	2,824,930
Tyler Technologies, Inc.(a)	27,937	11,681,018
		2,828,960,303
Specialized REITs — 0.7%
American Tower Corp.	126,155	27,234,341
CubeSmart	79,815	3,699,425
Security	Shares	Value
Specialized REITs (continued)
Digital Realty Trust, Inc.	82,427	$ 11,093,026
EPR Properties	31,006	1,502,241
Equinix, Inc.	29,099	23,436,044
Gaming & Leisure Properties, Inc.	76,198	3,760,371
Iron Mountain, Inc.	98,834	6,916,403
Lamar Advertising Co., Class A	33,723	3,584,081
National Storage Affiliates Trust	26,236	1,088,007
Public Storage	44,109	13,453,245
Rayonier, Inc.	34,412	1,149,705
SBA Communications Corp., Class A	28,645	7,266,950
		104,183,839
Specialty Retail — 1.8%
AutoZone, Inc.(a)(b)	8,024	20,746,935
Burlington Stores, Inc.(a)	25,841	5,025,558
Dick’s Sporting Goods, Inc.	21,914	3,220,262
Five Below, Inc.(a)(b)	36,966	7,879,673
Floor & Decor Holdings, Inc., Class A(a)(b)	69,960	7,804,738
Home Depot, Inc. (The)	244,788	84,831,281
Murphy U.S.A., Inc.	12,718	4,534,730
O’Reilly Automotive, Inc.(a)	28,512	27,088,681
RH(a)	4,626	1,348,386
Ross Stores, Inc.	223,666	30,953,138
TJX Cos., Inc. (The)	491,936	46,148,516
Tractor Supply Co.	30,128	6,478,424
Ulta Beauty, Inc.(a)	21,554	10,561,244
Valvoline, Inc.(a)	92,038	3,458,788
Williams-Sonoma, Inc.	42,581	8,591,994
		268,672,348
Technology Hardware, Storage & Peripherals — 12.5%
Apple Inc.	9,671,509	1,862,055,628
NetApp, Inc.	51,281	4,520,933
Seagate Technology Holdings PLC	52,932	4,518,805
Super Micro Computer, Inc.(a)(b)	30,794	8,753,502
		1,879,848,868
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	37,031	1,860,437
Columbia Sportswear Co.	10,993	874,383
Crocs, Inc.(a)	39,248	3,666,156
Deckers Outdoor Corp.(a)	16,909	11,302,483
Lululemon Athletica, Inc.(a)	76,444	39,085,053
NIKE, Inc., Class B	348,114	37,794,737
Ralph Lauren Corp., Class A	14,511	2,092,486
Skechers U.S.A., Inc., Class A(a)	88,679	5,528,249
		102,203,984
Tobacco — 0.2%
Philip Morris International, Inc.	379,677	35,720,012
Trading Companies & Distributors — 0.5%
Core & Main, Inc., Class A(a)	51,538	2,082,651
Fastenal Co.	189,641	12,283,047
GATX Corp.	8,718	1,048,078
MSC Industrial Direct Co., Inc., Class A	16,974	1,718,787
United Rentals, Inc.	44,738	25,653,664
Watsco, Inc.	22,483	9,633,291
WW Grainger, Inc.	22,000	18,231,180
		70,650,698
Water Utilities — 0.0%
Essential Utilities, Inc.	80,073	2,990,727
Total Long-Term Investments — 99.8% (Cost: $10,518,279,442)		14,952,075,412

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	80,799,499	$ 80,856,059
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	19,624,119	19,624,119
Total Short-Term Securities — 0.7% (Cost: $100,417,444)		100,480,178
Total Investments — 100.5% (Cost: $10,618,696,886)		15,052,555,590
Liabilities in Excess of Other Assets — (0.5)%		(72,265,272)
Net Assets — 100.0%		$ 14,980,290,318
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 113,505,398	$ —	$ (32,700,884)(a)	$ 14,507	$ 37,038	$ 80,856,059	80,799,499	$ 292,495(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	17,496,613	2,127,506(a)	—	—	—	19,624,119	19,624,119	746,021	—
				$ 14,507	$ 37,038	$ 100,480,178		$ 1,038,516	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	20	03/15/24	$ 3,925	$ 109,202
NASDAQ 100 E-Mini Index	51	03/15/24	17,364	265,473
S&P 500 E-Mini Index	27	03/15/24	6,507	231,640
				$ 606,315

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P U.S. Growth ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 14,952,075,412	$ —	$ —	$ 14,952,075,412
Short-Term Securities
Money Market Funds	100,480,178	—	—	100,480,178
	$ 15,052,555,590	$ —	$ —	$ 15,052,555,590
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 606,315	$ —	$ —	$ 606,315
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust